S000076781 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
iShares Investment Grade Corporate Bond BuyWrite Strategy ETF | iShares Investment Grade Corporate Bond BuyWrite Strategy ETF
Prospectus [Line Items]
Annual Return [Percent]	8.95%	2.84%	3.93%